10. COMMITMENTS AND CONTINGENCIES (Details Narrative) (Quarterly) (USD $)	15 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Quarterly Member	Mar. 31, 2014 Llew Watkins Quarterly Member	Mar. 31, 2014 Independent Contractor Quarterly Member	Mar. 31, 2013 Independent Contractor Quarterly Member
Monthly Salary	$ 1,000	$ 1,000	$ 3,500	$ 1,000
Bonus Compensation				40,000
Software Expense				$ 3,000	$ 3,000